Stock-Based Compensation and Warrant Units - Summary of Restricted Stock Units Granted (Details)	12 Months Ended
Sep. 24, 2022 shares
RSUs (service-based vesting conditions)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)	13,784,743
RSUs (performance-based vesting conditions)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)	578,453
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)	14,363,196